Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Allowance for Credit Loss [Abstract]
Summary of Allowance for doubtful accounts

The movement in the allowance for credit losses during the year are as follows:

	2024	2023	2022
Beginning balance – January 1	$5,136	$2,486	$1,312
Provision for expected credit losses	1,551	2,993	2,009
Write-offs, net of recoveries	(1,709)	(518)	(667)
Foreign currency translation adjustments	(4)	175	(168)
Ending balance – December 31	$4,974	$5,136	$2,486